LEASES (Tables)	12 Months Ended
Jun. 28, 2017
Leases [Abstract]
Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	2017	2016	2015
Straight-lined minimum rent	$109,819	$107,776	$92,917
Contingent rent	3,821	4,408	4,774
Other	11,682	11,283	9,998
Total rent expense	$125,322	$123,467	$107,689

Future Minimum Lease Payments
As of June 28, 2017, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2018	$11,823	$122,598
2019	7,636	110,238
2020	7,164	97,645
2021	4,820	82,707
2022	3,902	63,584
Thereafter	24,074	130,083
Total minimum lease payments(a)	59,419	$606,855
Imputed interest (average rate of 7%)	(14,002)
Present value of minimum lease payments	45,417
Less current installments	(9,649)
	$35,768
____________________________________________________________________

(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $25.0 million and $40.8 million for capital and operating subleases, respectively.